Short-Term Borrowings	12 Months Ended
Dec. 31, 2025
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS

12. SHORT-TERM BORROWINGS

In connection with the revolving bank credit facility the Company entered into with BIDV in January 2024 (Note 11), the Company has drawn down loans of $50,929,574 for working capital purpose for the year ended December 31, 2024. The borrowings bore interest rates ranging between 3.5% and 4% per annum. For the year ended December 31, 2025 and 2024, the Company repaid loans of $15,806,725 and $34,550,455, respectively.

In connection with the revolving bank credit facility the Company entered into with BIDV in March 2025 (Note 11), the Company has fully drawn down loans of $56,678,373 for working capital purpose for the year ended December 31, 2025. The borrowings bore interest rates ranging between 3.5% and 4% per annum. For the year ended December 31, 2025, the Company repaid loans of $26,380,497.

For the year ended December 31, 2025 and 2024, the Company recognized and fully paid interest expenses of $737,811 and $708,968, respectively.